Fair Value Measurements	12 Months Ended
Dec. 31, 2014
Fair Value Measurements
(31)	FAIR VALUE MEASUREMENTS

Management used the following methods and assumptions to estimate the fair value of financial instruments at the relevant balance sheet date:

•	Short-term financial instruments (cash equivalents, pledged bank deposits, trade accounts receivable and payable, bills receivable and payable, short-term bank borrowings, and accrued liabilities) – cost approximates fair value because of the short maturity period.

•	Long-term bank borrowings – fair value is based on the amount of future cash flows associated with each debt instrument discounted at the Group’s current borrowing rate for similar debt instruments of comparable terms. The carrying values of the long-term borrowings approximate their fair values as all the long-term debt carries variable interest rates which approximate rates currently offered by the Company’s bankers for similar debt instruments of comparable maturities.

•	the Notes Due 2016 – the estimated fair value is US$305,141 as of December 31, 2014 and is measured based on unobservable inputs as observable inputs are not available for the Notes Due 2016.

•	the Notes Due 2018 – the estimated fair value is US$176,529 as of December 31, 2014 and is measured based on unobservable inputs as observable inputs are not available for the Notes Due 2018.

•	the Convertible Promissory Note – the estimated fair value is US$8,998 as of December 31, 2014 and is measured based on unobservable inputs as observable inputs are not available for the Convertible Promissory Note.

•	Interest rate swap contracts – fair value is based on the quotation from financial institution.

The table below presents the assets and liabilities measured at fair value on a recurring basis as of December 31, 2014, segregated by the level in the fair value hierarchy within which those measurements fall.

	Carrying amount at December 31, 2013	Fair value at December 31, 2013	Fair value measurements using

			Level 1	Level 2	Level 3
Asset:
Available-for-sale equity security of JYT	9,684	9,684	—	9,684	—
Liability:
Interest rate swap contracts	6,288	6,288	—	6,288	—

	Carrying amount at December 31, 2014	Fair value at December 31, 2014	Fair value measurements using
			Level 1	Level 2	Level 3
Liability:
Interest rate swap contracts	3,364	3,364	—	3,364	—